Schedule of subsidiary (Details)			6 Months Ended	12 Months Ended
		Nov. 24, 2023	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Percentage of issued capital held		2.50%
Masterbeef Limited [member]
IfrsStatementLineItems [Line Items]
Name			Masterbeef Limited
Place of incorporation/operation			British Virgin Islands
Percentage of issued capital held			100.00%	100.00%
Principal activities			Provision of investment holding
Tak Moon Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Name			Tak Moon Holdings Limited
Place of incorporation/operation			Hong Kong
Percentage of issued capital held			100.00%	100.00%
Principal activities			Provision of investment holding
Luk Koon Limited [member]
IfrsStatementLineItems [Line Items]
Name			Luk Koon Limited
Place of incorporation/operation			Hong Kong
Percentage of issued capital held			100.00%	100.00%
Principal activities			Provision of catering services
Taiwanese Hotpot Limited [member]
IfrsStatementLineItems [Line Items]
Name			Taiwanese Hotpot Limited
Place of incorporation/operation			Hong Kong
Percentage of issued capital held			100.00%	100.00%
Principal activities			Provision of catering services
Master Beef Hotpot Limited [member]
IfrsStatementLineItems [Line Items]
Name			Master Beef Hotpot Limited
Place of incorporation/operation			Hong Kong
Percentage of issued capital held			100.00%	100.00%
Principal activities			Provision of catering services
Able Force Limited [member]
IfrsStatementLineItems [Line Items]
Name			Able Force Limited
Place of incorporation/operation			Hong Kong
Percentage of issued capital held			100.00%	100.00%
Principal activities			Provision of catering services
Amazing Hotpot Limited [member]
IfrsStatementLineItems [Line Items]
Name			Amazing Hotpot Limited
Place of incorporation/operation			Hong Kong
Percentage of issued capital held			100.00%	100.00%
Principal activities			Provision of catering services
All You Can Eat Hotpot Limited [member]
IfrsStatementLineItems [Line Items]
Name			All You Can Eat Hotpot Limited
Place of incorporation/operation			Hong Kong
Percentage of issued capital held			100.00%	100.00%
Principal activities			Provision of catering services
People Mountain People Sea Hotpot Limited [member]
IfrsStatementLineItems [Line Items]
Name			People Mountain People Sea Hotpot Limited
Place of incorporation/operation			Hong Kong
Percentage of issued capital held			100.00%	100.00%
Principal activities			Provision of catering services
Mrs Beef Taiwanese Hotpot Limited [member]
IfrsStatementLineItems [Line Items]
Name			Mrs Beef Taiwanese Hotpot Limited
Place of incorporation/operation			Hong Kong
Percentage of issued capital held			100.00%	100.00%
Principal activities			Provision of catering services
Mrs Beef Limited [member]
IfrsStatementLineItems [Line Items]
Name			Mrs Beef Limited
Place of incorporation/operation			Hong Kong
Percentage of issued capital held			100.00%	100.00%
Principal activities			Provision of catering services
Mrs Beef Hotpot Limited [member]
IfrsStatementLineItems [Line Items]
Name			Mrs Beef Hotpot Limited
Place of incorporation/operation			Hong Kong
Percentage of issued capital held				100.00%
Principal activities			Provision of catering services
Zone Corporation Limited [member]
IfrsStatementLineItems [Line Items]
Name	[1]		Zone Corporation Limited
Place of incorporation/operation	[1]		Hong Kong
Percentage of issued capital held	[1]		100.00%	100.00%
Principal activities	[1]		Provision of catering services
Sharp Harbour Limited [member]
IfrsStatementLineItems [Line Items]
Name	[1]		Sharp Harbour Limited
Place of incorporation/operation	[1]		Hong Kong
Percentage of issued capital held	[1]		100.00%	100.00%
Principal activities	[1]		Provision of catering services
Anping Grill Limited [member]
IfrsStatementLineItems [Line Items]
Name			Anping Grill Limited
Place of incorporation/operation			British Virgin Islands
Percentage of issued capital held			100.00%	100.00%
Principal activities			Provision of investment holding
Anping Grill (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Name			Anping Grill (HK) Limited
Place of incorporation/operation			Hong Kong
Percentage of issued capital held			100.00%	100.00%
Principal activities			Provision of catering services
Taiwanese Barbecue Limited [member]
IfrsStatementLineItems [Line Items]
Name			Taiwanese Barbecue Limited
Place of incorporation/operation			Hong Kong
Percentage of issued capital held			100.00%	100.00%
Principal activities			Provision of catering services
All You Can Eat Grill Limited [member]
IfrsStatementLineItems [Line Items]
Name			All You Can Eat Grill Limited
Place of incorporation/operation			Hong Kong
Percentage of issued capital held			100.00%	100.00%
Principal activities			Provision of catering services
Cool Sky Limited [member]
IfrsStatementLineItems [Line Items]
Name			Cool Sky Limited
Place of incorporation/operation			Hong Kong
Percentage of issued capital held			100.00%	100.00%
Principal activities			Provision of catering services
Taiwanese All You Can Eat Limited [member]
IfrsStatementLineItems [Line Items]
Name			Taiwanese All You Can Eat Limited
Place of incorporation/operation			Hong Kong
Percentage of issued capital held			100.00%	100.00%
Principal activities			Provision of catering services
Wide Fame Limited [member]
IfrsStatementLineItems [Line Items]
Name	[1]		Wide Fame Limited
Place of incorporation/operation	[1]		Hong Kong
Percentage of issued capital held	[1]		100.00%	100.00%
Principal activities	[1]		Provision of catering services
Chubby Bento Limited [member]
IfrsStatementLineItems [Line Items]
Name	[2]		Chubby Bento Limited
Place of incorporation/operation	[2]		British Virgin Islands
Percentage of issued capital held	[2]
Principal activities	[2]		Provision of investment holding
Chubby Bento (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Name	[2]		Chubby Bento (HK) Limited
Place of incorporation/operation	[2]		Hong Kong
Percentage of issued capital held	[2]
Principal activities	[2]		Provision of investment holding
All You Can Eat Limited [member]
IfrsStatementLineItems [Line Items]
Name	[2]		All You Can Eat Limited
Place of incorporation/operation	[2]		Hong Kong
Percentage of issued capital held	[2]
Principal activities	[2]		Provision of catering services
Taiwanese Bento Limited [member]
IfrsStatementLineItems [Line Items]
Name	[2]		Taiwanese Bento Limited
Place of incorporation/operation	[2]		Hong Kong
Percentage of issued capital held	[2]
Principal activities	[2]		Provision of catering services
Total Rise Corporation Limited [member]
IfrsStatementLineItems [Line Items]
Name	[2]		Total Rise Corporation Limited
Place of incorporation/operation	[2]		Hong Kong
Percentage of issued capital held	[2]
Principal activities	[2]		Provision of catering services
Able Castle Corporation Limited [member]
IfrsStatementLineItems [Line Items]
Name			Able Castle Corporation Limited
Place of incorporation/operation	[2],[3]		Hong Kong
Percentage of issued capital held	[2],[3]
Principal activities	[2],[3]		Provision of catering services
Beauti-Linkage Limited [member]
IfrsStatementLineItems [Line Items]
Name			Beauti-Linkage Limited
Place of incorporation/operation	[2],[3]		Hong Kong
Percentage of issued capital held	[2],[3]
Principal activities	[2],[3]		Provision of catering services
Glory Zone Corporation Limited [member]
IfrsStatementLineItems [Line Items]
Name			Glory Zone Corporation Limited
Place of incorporation/operation	[1],[2],[3]		Hong Kong
Percentage of issued capital held	[1],[2],[3]
Principal activities	[1],[2],[3]		Provision of catering services
Bao Pot Taiwanese Claypot Limited [member]
IfrsStatementLineItems [Line Items]
Name	[2]		Bao Pot Taiwanese Claypot Limited
Place of incorporation/operation	[2]		British Virgin Islands
Percentage of issued capital held	[2]
Principal activities	[2]		Provision of investment holding
Bao Pot Taiwanese Claypot (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Name	[2]		Bao Pot Taiwanese Claypot (HK) Limited
Place of incorporation/operation	[2]		Hong Kong
Percentage of issued capital held	[2]
Principal activities	[2]		Provision of investment holding
Taiwanese Claypot Limited [member]
IfrsStatementLineItems [Line Items]
Name	[2]		Taiwanese Claypot Limited
Place of incorporation/operation	[2]		Hong Kong
Percentage of issued capital held	[2]
Principal activities	[2]		Provision of catering services
General’s Feast Limited [member]
IfrsStatementLineItems [Line Items]
Name	[4]		General’s Feast Limited
Place of incorporation/operation	[4]		British Virgin Islands
Percentage of issued capital held	[4]		100.00%	100.00%
Principal activities	[4]		Provision of investment holding
Generals feast HK limited [member]
IfrsStatementLineItems [Line Items]
Name	[4]		Generals Feast (HK) Limited
Place of incorporation/operation	[4]		Hong Kong
Percentage of issued capital held	[4]		100.00%	100.00%
Principal activities	[4]		Provision of investment holding
Tak Moon Food Supplies (BVI) Limited [member]
IfrsStatementLineItems [Line Items]
Name			Tak Moon Food Supplies (BVI) Limited
Place of incorporation/operation			British Virgin Islands
Percentage of issued capital held			100.00%	100.00%
Principal activities			Provision of investment holding
Tak Moon Food Supplies Limited [member]
IfrsStatementLineItems [Line Items]
Name			Tak Moon Food Supplies Limited
Place of incorporation/operation			Hong Kong
Percentage of issued capital held			100.00%	100.00%
Principal activities			Provision of food supply
Tak Mei Food Supplies Limited [member]
IfrsStatementLineItems [Line Items]
Name			Tak Mei Food Supplies Limited
Place of incorporation/operation			Taiwan
Percentage of issued capital held			100.00%	100.00%
Principal activities			Provision of food supply
Taiwanese Sweeties Limited [member]
IfrsStatementLineItems [Line Items]
Name			Taiwanese Sweeties Limited
Place of incorporation/operation			British Virgin Islands
Percentage of issued capital held			100.00%	100.00%
Principal activities			Provision of investment holding
Taiwanese Sweeties (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Name			Taiwanese Sweeties (HK) Limited
Place of incorporation/operation			Hong Kong
Percentage of issued capital held			100.00%	100.00%
Principal activities			Provision of catering services
House of Talent (BVI) Limited [member]
IfrsStatementLineItems [Line Items]
Name			House of Talent (BVI) Limited
Place of incorporation/operation			British Virgin Islands
Percentage of issued capital held			100.00%	100.00%
Principal activities			Provision of investment holding
House of Talent Limited [member]
IfrsStatementLineItems [Line Items]
Name			House of Talent Limited
Place of incorporation/operation			Hong Kong
Percentage of issued capital held			100.00%	100.00%
Principal activities			Provision of human resource management services

[1]	The entities have yet to commence its business.
[2]	The entities were disposed of on May 14, 2024.
[3]	The entities were bought in 2024.
[4]	The entities were incorporated in 2024.